Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Total Payments	Federal black lung excise taxes	Federal reclamation fees	Black lung benefits	Permitting fees	Alliance Minerals federal income taxes
Total	$ 51,439,820	$ 30,593,242	$ 3,042,138	$ 277,008	$ 27,432	$ 17,500,000
United States | Federal government
Total	$ 51,439,820	$ 30,593,242	$ 3,042,138	$ 277,008	$ 27,432	$ 17,500,000